18. Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Taxes Payable Details
PIS and COFINS	R$ 40,036	R$ 89,332
ICMS installments	0	4,852
Tax regularization program in installment payments - PRT and PERT	68,596	0
Withholding income tax on salaries	32,070	29,519
ICMS	45,492	43,226
Tax on import	3,454	3,454
IRPJ and CSLL payable	5,299	12,489
Other	6,200	6,105
Total	201,147	188,977
Current	134,951	146,174
Noncurrent	R$ 66,196	R$ 42,803